Income Taxes (Summary Of Temporary Differences That Give Rise To Deferred Tax Assets/ (Liabilities)) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Accrued liabilities	$ 39,529	$ 37,879
Stock compensation expense	8,555	11,591
Allowance for uncollectible accounts receivable	1,729	2,779
State net operating loss carryforwards	1,701	1,603
Other	896	807
Deferred income tax assets	52,410	54,659
Amortization of intangible assets	(50,136)	(47,946)
Accelerated tax depreciation	(18,030)	(15,641)
Current assets	(1,576)	(1,519)
State income taxes	(1,465)	(698)
Market valuation of investments	(1,375)	(2,346)
Other	(857)	(1,023)
Deferred income tax liabilities	(73,439)	(69,173)
Deferred income tax liabilities	$ (21,029)	$ (14,514)